Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT
Cash and cash equivalents	$ 1,563.0	$ 1,629.2
Financial investments	639.7	521.7
Trade accounts receivable	320.8	217.6
Derivative financial instruments	13.2	17.5
Customer financing	12.2	8.4
Contract assets	622.7	509.1
Inventories	2,936.1	2,636.0
Income tax and social contribution	142.0	203.0
Other assets	262.7	312.9
Total current assets	6,512.4	6,055.4
NON-CURRENT
Financial investments	348.3	170.0
Trade accounts receivable	2.0	3.4
Customer financing	20.2	54.4
Contract assets	1.4	2.4
Deferred income tax and social contribution	174.0	137.7
Other assets	173.4	141.3
Investments	43.7	28.2
Property, plant and equipment	1,941.3	1,770.7
Intangible assets	2,502.9	2,331.0
Right of use	104.7	88.0
Total non-current assets	5,311.9	4,727.1
TOTAL ASSETS	11,824.3	10,782.5
CURRENT
Trade accounts payable	966.3	787.0
Trade accounts payable - Supplier finance arrangements	43.3	37.6
Lease liability	19.2	13.8
Loans and financing	113.8	127.1
Other payables	359.8	332.3
Contract liabilities	2,563.4	1,919.0
Derivative financial instruments	71.9	85.7
Taxes and payroll charges payable	45.8	42.6
Income tax and social contribution	124.7	195.6
Unearned income	17.9	10.2
Provisions	90.2	114.7
Total Current Liabilities	4,416.3	3,665.6
NON-CURRENT
Lease liability	92.6	82.2
Loans and financing	2,377.3	2,759.3
Other payables	161.2	55.4
Contract liabilities	721.2	621.9
Derivative financial instruments	31.9	39.5
Taxes and payroll charges payable	9.2	18.3
Income tax and social contribution	3.2	5.1
Deferred income tax and social contribution	450.3	304.7
Unearned income	12.8	17.7
Provisions	203.7	173.5
Total non-current liabilities	4,063.4	4,077.6
TOTAL LIABILITIES	8,479.7	7,743.2
SHAREHOLDERS' EQUITY
Share capital	1,551.6	1,551.6
Treasury shares	(28.2)	(28.2)
Revenue reserves	1,624.3	1,280.1
Share-based payment	49.3	44.8
Other comprehensive loss	(257.2)	(152.7)
Result in transactions with non controlling interest	135.8	90.9
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	3,075.6	2,786.5
Non-controlling interests	269.0	252.8
TOTAL EQUITY	3,344.6	3,039.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 11,824.3	$ 10,782.5